UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Smithwood Advisers, L.P.
           -----------------------------------------------------
Address:   1999 Ave of the Stars,
           Suite 2040
           Los Angeles, CA 90067
           -----------------------------------------------------

Form 13F File Number: 028-11980
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Alexander Rogers
        -------------------------
Title:  Operations Manager
        -------------------------
Phone:  310 286 2929
        -------------------------

Signature, Place, and Date of Signing:

/s/ Alexander Rogers                 Los Angeles, CA                  02/13/2007
--------------------                 ---------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           25
                                         -----------
Form 13F Information Table Value Total:     $361,190
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING  AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AEP Industries                 COM              001031103    10466  196315 SH       SOLE              196315      0    0
Agere Systems                  COM              00845v308     1917  100000 SH       SOLE              100000      0    0
Altria Group                   COM              02209s103    47201  550000 SH       SOLE              550000      0    0
American Express               COM              025816109    60670 1000000 SH       SOLE             1000000      0    0
Assisted Living Concepts       COM              04544x102    29332 2965800 SH       SOLE             2965800      0    0
Burlington Northern Santa Fe   COM              12189t104     7381  100000 SH       SOLE              100000      0    0
Ceridian Corp                  COM              156779100    11192  400000 SH       SOLE              400000      0    0
Cheniere Energy                COM              16411r208    20229  700700 SH       SOLE              700700      0    0
Dade Behring                   COM              23342j206     8388  210694 SH       SOLE              210694      0    0
Geoeye Inc                     COM              37250w108     3476  179657 SH       SOLE              179657      0    0
IHOP Corp                      COM              449623107    33617  637900 SH       SOLE              637900      0    0
Ligand Pharmaceutical          COM              53220k207     5224  477100 SH       SOLE              477100      0    0
Magna Entertainment            COM              559211107     3006  666500 SH       SOLE              666500      0    0
Microsoft                      COM              594918104    22395  750000 SH       SOLE              750000      0    0
Mueller Water Products         COM              624758207     3112  208868 SH       SOLE              208868      0    0
Nexcen Brands                  COM              00809c106    13716 1897065 SH       SOLE             1897065      0    0
Norfolk Southern Corp          COM              655844108     5029  100000 SH       SOLE              100000      0    0
Procter & Gamble               COM              742718109    32135  500000 SH       SOLE              500000      0    0
Ryerson Inc                    COM              78375p107     6707  267300 SH       SOLE              267300      0    0
Scottish RE Group              COM              013392862     5340 1000000 SH       SOLE             1000000      0    0
Union Pacific Corp             COM              907818108     9202  100000 SH       SOLE              100000      0    0
Wal Mart                       COM              931142103     4618  100000 SH       SOLE              100000      0    0
China Telecom                  COM              6559335       3067 5600000 SH       SOLE             5600000      0    0
Northwestern                   WTS              668074115     9180  805957 SH       SOLE              805957      0    0
Cheniere Energy                OPT                            4590    6000 SH  CALL SOLE                6000      0    0